Derivative Instruments (Details Textual) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Other Assets [Member] | Loan Origination Commitments [Member]
Derivative Instruments (Textual) [Abstract]
Increase (Decrease) in other assets resulting from commitments to originate loans	$ 1,300,000	$ (923,000)
Other Assets [Member] | Selling of Loan Commitment [Member]
Derivative Instruments (Textual) [Abstract]
Increase in other assets resulting from commitments to sell loans	571,000	720,000
Other Liabilities [Member] | Loan Origination Commitments [Member]
Derivative Instruments (Textual) [Abstract]
Decrease (Increase) in other liabilities resulting from commitments to originate loans	382,000	(263,000)
Other Liabilities [Member] | Selling of Loan Commitment [Member]
Derivative Instruments (Textual) [Abstract]
Decrease in other liabilities resulting from commitments to sell loans	162,000	848,000
Other Income [Member] | Loan Origination Commitments [Member]
Derivative Instruments (Textual) [Abstract]
Increase (Decrease) in other income resulting from commitments to originate loans	1,700,000	1,200,000
Other Income [Member] | Selling of Loan Commitment [Member]
Derivative Instruments (Textual) [Abstract]
Increase in other income resulting from commitments to sell loans	$ 733,000	$ 1,600,000